Note 18 - Inventories	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventories [text block]
18
       Inventories

	2018	2017

Consumable stores	9,210	8,776
Gold in process	217	399
	9,427	9,175

Consumables stores are disclosed net of any write downs or provisions for obsolete items, which amounted to
$911
(
2017:
$894
).